Sales Revenues - Summary Of Sales Revenues From External Customers By Business And By Product Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 45,865,949	¥ 43,598,877	¥ 41,648,130
Financial services	4,819,003	4,437,827	3,447,195
Total sales revenues	50,684,952	48,036,704	45,095,325
Vehicles, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	38,847,899	36,892,232	35,249,865
Parts and components for production, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,509,449	1,606,173	1,596,111
Parts and components for after service, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	3,608,666	3,423,389	3,166,586
Other, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,235,909	1,074,505	1,068,169
Total automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	45,201,924	42,996,299	41,080,731
All other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 664,026	¥ 602,578	¥ 567,399